EQUITY METHOD INVESTMENT	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENT

13. EQUITY METHOD INVESTMENT

Assure Networks, LLC holds various interests in PEs that are accounted for under the equity method of accounting. Under the equity method, the investment is initially recorded at cost and the carrying value is adjusted thereafter to include the Company’s pro rata share of earnings or loss of the investee. The amount of the adjustment is included in the determination of the Company’s net income and the investment account is also adjusted for any profit distributions received or receivable from an investee. During the year ended December 31, 2023, the Company dissolved the majority of its interest in the PE firms. The Company anticipates dissolving the remaining interests during 2024. The table below details the activity from equity method investments for the years ended December 31, 2023 and 2022 (stated in thousands).

Balance, December 31, 2021	$525
Share of losses	39
Distributions	(254)
Balance, December 31, 2022	$310
Share of losses	43
Distributions	(101)
Disposition	(77)
Balance, December 31, 2023	$175